DEPOSITS BY CUSTOMERS - Maturity of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEPOSITS BY CUSTOMERS
Carrying Value	$ 91,673,167	$ 109,760,722
Fair value	92,213,121	110,164,333
Less than 1 year
DEPOSITS BY CUSTOMERS
Carrying Value	76,940,859	86,592,320
Fair value	77,295,352	86,553,690
Between 1 and 3 years
DEPOSITS BY CUSTOMERS
Carrying Value	4,024,284	10,868,175
Fair value	4,260,741	10,919,972
Between 3 and 5 years
DEPOSITS BY CUSTOMERS
Carrying Value	3,246,351	2,490,326
Fair value	3,214,785	2,462,312
Greater than 5 years
DEPOSITS BY CUSTOMERS
Carrying Value	7,461,673	9,809,901
Fair value	$ 7,442,243	$ 10,228,359